Share-based Payments - Summary of Stock options outstanding and vested (Detail) - Options [member] shares in Thousands	12 Months Ended
Oct. 31, 2023 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Stock options outstanding | shares	14,688,079
Weighted average contractual life remaining	6 years 5 months 8 days
Weighted average exercise price	$ 58.47
Stock options vested, number outstanding | shares	5,807,176
Stock option vested, weighted average exercise price	$ 54.42
$1.00 – $30.00 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Stock options outstanding | shares	20,928
Weighted average contractual life remaining	3 months 29 days
Weighted average exercise price	$ 25.6
Stock options vested, number outstanding | shares	20,928
Stock option vested, weighted average exercise price	$ 25.6
$30.01 – $40.00 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Stock options outstanding | shares	169,312
Weighted average contractual life remaining	1 year 10 months 9 days
Weighted average exercise price	$ 31.7
Stock options vested, number outstanding | shares	169,312
Stock option vested, weighted average exercise price	$ 31.7
$40.01 – $50.00 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Stock options outstanding | shares	678,030
Weighted average contractual life remaining	1 year 5 months 8 days
Weighted average exercise price	$ 47.71
Stock options vested, number outstanding | shares	678,030
Stock option vested, weighted average exercise price	$ 47.71
$50.01 – $60.00 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Stock options outstanding | shares	10,087,139
Weighted average contractual life remaining	6 years 8 months 19 days
Weighted average exercise price	$ 56.61
Stock options vested, number outstanding | shares	3,759,480
Stock option vested, weighted average exercise price	$ 55.05
$60.01 – $70.00 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Stock options outstanding | shares	1,179,426
Weighted average contractual life remaining	4 years 1 month 13 days
Weighted average exercise price	$ 60.01
Stock options vested, number outstanding | shares	1,179,426
Stock option vested, weighted average exercise price	$ 60.01
$70.01 – $80.00 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Stock options outstanding | shares	2,553,244
Weighted average contractual life remaining	8 years 1 month 6 days
Weighted average exercise price	$ 70.05
Stock option vested, weighted average exercise price	$ 70.05